Consolidated Statements of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest revenues and gains on financial instruments	R$ 12,107,943	R$ 7,049,611	R$ 6,310,038
Interest expenses and losses on financial instruments	(11,896,367)	(6,833,214)	(6,120,890)
Net interest revenue (expense) and gains (losses) on financial instruments	211,576	216,397	189,148
Revenues from rendering of services	319,804	364,822	246,665
Total service revenues	319,804	364,822	246,665
Total revenues	531,380	581,219	435,813
Personnel expenses	(126,527)	(143,901)	(122,500)
Administrative expenses	(118,974)	(136,658)	(72,045)
Tax expenses	(41,410)	(45,052)	(36,705)
(provision) due to expected credit losses	(13,124)	(14,355)	(1,490)
Other revenues	2,135	1,253	1,744
Other expenses	(829)	(3,076)	(4,588)
Operating expenses	(298,729)	(341,789)	(235,584)
Profit before income tax	232,651	239,430	200,229
Income taxes	(57,578)	(45,760)	(45,145)
Profit for the year	175,073	193,670	155,084
Profit attributable to the Group’s shareholders	R$ 175,073	R$ 193,670	R$ 155,084
Basic and diluted earnings ordinary share (R$) (in Brazil Real per share)	R$ 0.56	R$ 0.61	R$ 0.49
Diluted earnings ordinary share (R$) (in Brazil Real per share)	R$ 0.56	R$ 0.61	R$ 0.49